Stock-Based Compensation - Additional Information (Details) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total intrinsic value of outstanding options	$ 6,360,000	$ 2,823,000	$ 17,143,701
Total intrinsic value of exercisable options	$ 3,586,000	$ 1,258,000	$ 4,646,688
Common Stock Reserved for Issuance	2,769,570
Options to purchase shares outstanding	550,675	538,649	1,474,893
Equity vesting terms	6 years 8 months 19 days
weighted-average Years, Outstanding stock Option	6 years 9 months 11 days
Stock options , vested or expected to vest	524,813
Stock Option, Weighted-average exercise price	$ 16.20
Exercisable Stock, Weighted-average outstanding	5 years 11 months 1 day
Risk free interest rate, Minimum	1.67%
Risk free interest rate, Maximum	1.84%
Options exercised	4,564	119
Unrecognized compensation expense	$ 2,194,000	$ 2,561,000
Unrecognized compensation expense, recognition period	2 years 9 months 22 days
2007 LTIP
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Common Stock Reserved for Issuance	2,218,895
Stock options grant expirations periods	10 years
Estimated forfeitures	8.02%
2002 Plan
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Common Stock Reserved for Issuance	0
Options to purchase shares outstanding	0
Minimum
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity vesting terms	4 years
Minimum | 2007 LTIP
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity vesting terms	4 years
Maximum
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity vesting terms	5 years
Maximum | 2007 LTIP
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity vesting terms	5 years
Non Vested Restricted Stock
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares of restricted stock outstanding	14,800	32,549
Stock outstanding Original Purchase Price	$ 41.79	$ 41.47
Restricted Stock
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding restricted stock, weighted-average remaining term	9 months 26 days
Fair value of vested restricted stock	$ 369,000	$ 549,000
Restricted Stock | 2007 LTIP
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares of restricted stock outstanding	14,800
Shares of restricted stock issued to date	1,193,780	1,193,780
Restricted Stock | 2002 Plan
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares of restricted stock issued to date	1,193,780	1,193,780